Discontinued operations and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations and assets held for sale
Schedule of consideration received

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Total consideration received	€59,835

Schedule of assets and liabilities over which control was lost

January 31, 2024
(Euro, in thousands)
Property, plant and equipment	€4,186
Deferred tax assets	292
Other non-current assets	613
Inventories	505
Trade and other receivables	18,439
Cash and cash equivalents	19,523
Other current assets	1,161
Total assets	44,719

Other reserves	(74)
Retirement benefit liabilities	1,003
Non-current lease liabilities	2,328
Other non-current liabilities	90
Current lease liabilities	1,308
Trade and other liabilities	28,927
Current tax payable	1,170
Current deferred income	430
Total liabilities	35,182

Net assets disposed of	€9,537

Schedule of gain or loss on disposal of subsidiaries.

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Additional adjustment working capital to be settled	(750)
Net assets disposed of	(9,537)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(4,095)
Fair value of the future earn-outs payable by Alfasigma to us	47,035
Contribution for R&D costs payable by us to Alfasigma	(40,000)
Gain on disposal of subsidiaries	€52,488

Schedule of net cash flow on disposal of subsidiaries

Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Transfer to escrow account	(40,000)
Contribution for R&D costs paid by us to Alfasigma	(15,000)
Earn-outs paid by Alfasigma	2,053
Less: cash and cash equivalents balances disposed of	(19,523)
Less: settlement of pre-existing relationships	3,686
Cash out from disposals of subsidiaries, net of cash disposed of	€(8,949)

Costs associated to the sale taken into result in 2023	€(3,072)
Costs associated to the sale taken into result in 2024	(526)
Cash used for other liabilities related to the disposal of subsidiaries	€(3,598)

Schedule of financial statements in relation to the discontinued operations

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands, except share and per share data)
Product net sales	€11,475	€112,339	€87,599
Collaboration revenues	26,041	431,465	176,432
Total net revenues	37,516	543,804	264,031

Cost of sales	(1,693)	(18,022)	(12,079)
Research and development expenses	(8,152)	(190,177)	(245,286)
Sales and marketing expenses	(11,520)	(113,356)	(144,075)
General and administrative expenses	(1,087)	(17,989)	(9,776)
Other operating income	56,180	13,003	10,721

Operating profit/loss (-)	71,244	217,262	(136,464)

Fair value adjustments and net currency exchange differences	—	(13)	(25)
Other financial income	4,230	679	15
Other financial expenses	(12)	(167)	(7,825)

Profit/loss (-) before tax	75,462	217,761	(144,298)

Income taxes	(98)	(2,076)	(2,272)

Net profit/loss (-)	€75,364	€215,685	€(146,570)

Basic and diluted earnings/loss (-) per share from discontinued operations	€1.14	€3.27	€(2.23)
Weighted average number of shares (in thousands of shares)	65,897	65,884	65,699
Weighted average number of shares - Diluted (in thousands of shares)	65,942	65,933	65,699

Schedule of cash flow from discontinued operations.

	2024	2023	2022

	(Euro, in thousands)
Net cash flow used in operating activities	€(36,367)	€(175,627)	€(191,095)
Net cash flow used in investing activities	(8,949)	(105)	(136)
Net cash flow used in financing activities	—	(1,928)	(1,841)
Net cash flow used in discontinued operations	€(45,316)	€(177,660)	€(193,072)